Label	Element	Value
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Developed Markets ex-US Factor Tilt Index
SM
(the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, possess greater exposure to size and value factors relative to the Morningstar Developed Markets ex-US Index (the “Parent Index”), a float-adjusted market-capitalization weighted index of companies incorporated in developed-market countries, excluding the U.S. The Underlying Index seeks to achieve increased exposures to size and value factors, or a “factor tilt”, by adjusting the Parent Index’s constituent weights to achieve a slightly greater weight on companies with smaller market capitalizations or lower valuations, as determined by Morningstar, Inc. (the “Index Provider”), pursuant to its index methodology. The Underlying Index is designed to include companies with enhanced risk-return characteristics relative to the broader developed international equity market by featuring size and value risk premiums, which Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) believes have been historically demonstrated over a full market cycle. As of December 31, 2020, the Underlying Index comprised of 3,279 issues with market capitalizations ranging from $257.9 million to $339.8 billion. As of December 31, 2020, the top five coun-
tries (by weighting) represented in the Underlying Index were Japan (26.6%), Great Britain (14.0%), Canada (9.3%), France (7.2%), and Germany (6.8%). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions and is reconstituted on a semi-annual basis and is rebalanced quarterly. The composition of the Underlying Index will change over time.
The Underlying Index of the Fund will be rebalanced or reconstituted as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s Underlying Index may be delayed.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts and forward currency contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and rela-
tive weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Industry Concentration Policy
. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
Equity Securities Risk
is the risk that the values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.
Mid and Small Cap Stock Risk
is the risk that stocks of mid-sized and smaller companies may be more volatile than stocks of larger, more established companies, and may lack sufficient market liquidity. Mid-sized and small companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Securities of smaller companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.
Foreign Securities Risk
is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in U.S. securities, due to less liquid markets, tariffs and trade disputes and adverse economic, political, diplomatic, environmental, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are significantly invested in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region. To the extent that the underlying securities and/or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities and/or other assets trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
Currency Risk
is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s NAV is determined on the basis of U.S. dollars, and the Fund does not attempt to hedge against changes in the value of non-U.S. currencies, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund’s investments in the affected region.
Japan Investment Risk
is the risk of investing in securities of Japanese issuers. As of December 31, 2020, the Fund was concentrated in securities of Japanese issuers. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could negatively impact Japanese issuers. In recent times, Japan’s economic growth rate has remained low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund.
Financial Sector Risk
is the risk that the Fund will be impacted by events affecting the financial sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s performance. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital funds, among other factors. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Market Risk
is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, or volatility in the equity markets. Market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness
(including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments and could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s NAV. An outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from the COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to the risks described elsewhere in this summary will likely increase. Market disruptions, regulatory restrictions or other abnormal market conditions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track its Underlying Index or cause delays in the Underlying Index’s rebalancing or reconstitution schedule. During any such delay, it is possible that the Underlying Index and, in turn, the Fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing or reconstitution schedule. Because the Fund is designed to maintain a high level of exposure to its Underlying Index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.
Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market.
Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in the market prices of the Fund’s shares in response to market movements, and over longer periods during market downturns.
Passive Investment Risk
is the risk that the Fund is not actively managed and NTI does not attempt to take defensive positions in any market conditions, including declining markets.
Tracking Error Risk
is the risk that the Fund’s performance may vary substantially from the performance of the Underlying Index. The Fund’s performance may vary from the performance of the Underlying Index for a number of reasons including that the Fund incurs operating expenses that the Underlying Index does not and that the Fund accepts custom baskets. In addition, the Fund employs a representative sampling strategy, and therefore, may incur tracking error to a greater extent than a fund that seeks to replicate an index. The representative sampling strategy used by NTI may fail to produce the intended results. Tracking error risk may be higher for funds that track a foreign index, or an index that includes foreign securities, because regulatory and reporting requirements may differ from those in the U.S., and there is a heightened risk associated with limited availability and reliability of data used to construct the index.
Value Investing Risk
is the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.
Authorized Participant Concentration Risk
is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be heightened because of its investments in non-U.S. securities.
Calculation Methodology Risk
is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Index guaranteed. A security included in an Underlying Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund's holdings may not exhibit returns consistent with that characteristic or exposure. Unusual market conditions may cause the provider of the Underlying Index to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.
Market Trading Risk
is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
Concentration Risk
is the risk that, to the extent the Fund's investments are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.
Cyber Security and Operational Risk
is the risk that the Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Investment Adviser, distributor, and other service providers, market makers, index providers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the Fund's service providers could impact the ability to conduct the Fund's operations. The Fund and Investment Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Investment Adviser. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.
Derivatives Risk
is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Securities Lending Risk
is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.
Valuation Risk
is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise.
It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indica-
tion of the risks of investing in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance results can be obtained by visiting flexshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indica-tion of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	flexshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods in the bar chart above: Best Quarter (12/31/2020): 18.86% Worst Quarter (3/31/2020): -27.56%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund | FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 37
3 Years	rr_ExpenseExampleYear03	124
5 Years	rr_ExpenseExampleYear05	220
10 Years	rr_ExpenseExampleYear10	$ 501
2013	rr_AnnualReturn2013	21.96%
2014	rr_AnnualReturn2014	(4.62%)
2015	rr_AnnualReturn2015	(2.03%)
2016	rr_AnnualReturn2016	5.40%
2017	rr_AnnualReturn2017	25.92%
2018	rr_AnnualReturn2018	(17.24%)
2019	rr_AnnualReturn2019	21.50%
2020	rr_AnnualReturn2020	4.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.56%)
One Year	rr_AverageAnnualReturnYear01	4.36%
Five Year	rr_AverageAnnualReturnYear05	6.85%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2012
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund | After Taxes on Distributions | FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.81%
Five Year	rr_AverageAnnualReturnYear05	6.08%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	5.61%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund | After Taxes on Distributions and Sale of Shares | FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.92%
Five Year	rr_AverageAnnualReturnYear05	5.24%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	4.90%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund | Morningstar® Developed Markets ex-US Factor Tilt Index℠
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.39%	[2]
Five Year	rr_AverageAnnualReturnYear05	6.87%	[2]
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	6.34%	[2]

[1]	Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.39%. This contractual limitation may not be terminated before March 1, 2022 without the approval of the Fund’s Board of Trustees. The Fund’s Board of Trustees may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.
[2]	Reflects no deduction for fees, expenses or taxes.